AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

07053620

1-33568

June 29, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 28, 2007 the American Stock Exchange LLC (the "Exchange") received from Ameristock ETF Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest of each series of Ameristock ETF Trust

The Trust currently consists of five separate series:

Ameristock/Ryan 1 Year Treasury ETF
Ameristock/Ryan 2 Year Treasury ETF
Ameristock/Ryan 5 Year Treasury ETF
Ameristock/Ryan 10 Year Treasury ETF
Ameristock/Ryan 20 Year Treasury ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

1371323